Summary of Significant Accounting Policies - Schedule of Allowance for Credit Losses (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies
Beginning allowance balance	$ 26,452	$ 40,436	$ 40,436	$ 38,211
Provision for credit loss expense	10,905	13,673	31,343	43,573
Receivables charged-off	(8,487)	(10,810)	(45,327)	(41,348)
Ending allowance balance	$ 28,870	$ 43,299	$ 26,452	$ 40,436